CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4%
	APPAREL & TEXTILE PRODUCTS - 1.6%
32,506	Youngone Corporation	$ 2,039,011

	ASSET MANAGEMENT - 3.2%
496,192	Ashmore Group PLC	1,609,870
34,005	DWS Group GmbH & Company KGaA	2,490,925
		4,100,795
	AUTOMOTIVE - 7.2%
51,600	Exedy Corporation	1,901,463
76,000	FCC Company Ltd.	1,850,243
2,016,000	Nexteer Automotive Group Ltd	1,719,837
56,600	Stanley Electric Company Ltd.	1,115,018
72,400	Tokai Rika Company Ltd.	1,467,427
75,900	Toyota Boshoku Corporation	1,274,491
		9,328,479
	BIOTECH & PHARMA - 3.5%
7,250	Biogen, Inc.(a)	1,304,203
1,035,000	China Medical System Holdings Ltd.	1,856,530
93,100	Ono Pharmaceutical Company Ltd.	1,387,019
		4,547,752
	CHEMICALS - 5.0%
36,300	LOTTE Fine Chemical Company Ltd.	1,184,560
40,600	Sanyo Chemical Industries Ltd.	1,450,446
8,115	Soulbrain Company Ltd.	2,704,392
2,535,975	TOA Paint Thailand PCL	1,166,133
		6,505,531
	CONSTRUCTION MATERIALS - 0.9%
3,042,000	Indocement Tunggal Prakarsa Tbk P.T.	1,206,795

	CONTAINERS & PACKAGING - 1.4%
105,019	Transcontinental, Inc., Class A	1,781,643

	ELECTRIC & GAS MARKETING & TRADING - 1.1%
572,500	Centrica PLC	1,499,091

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	ELECTRIC UTILITIES - 1.2%
159,290	CPFL Energia S.A.	$ 1,549,019

	ELECTRICAL EQUIPMENT - 1.3%
121,100	Anritsu Corporation	1,678,058

	ENGINEERING & CONSTRUCTION - 8.7%
3,116,000	Greentown Management Holdings Company Ltd.	1,311,541
128,800	Kandenko Company Ltd.	4,637,048
73,400	MIRAIT ONE Corporation	1,761,274
64,632	Skanska A.B., Class B	1,962,893
4,907,700	Synergy Grid & Development Phils, Inc.	1,594,815
		11,267,571
	ENTERTAINMENT CONTENT - 0.9%
7,600	NCSoft Corporation	1,227,364

	FOOD - 6.5%
2,526,000	Astra Agro Lestari Tbk P.T.	1,111,920
964,178	First Resources Ltd.	1,621,641
732,000	Health & Happiness H&H International Holdings Ltd.	1,433,027
131,860	JBS N.V. - ADR(a)	2,074,202
1,834,500	WH Group Ltd.	2,164,868
		8,405,658
	HEALTH CARE FACILITIES & SERVICES - 0.9%
15,812	CVS Health Corporation	1,178,310

	HOME & OFFICE PRODUCTS - 1.9%
4,538,000	JS Global Lifestyle Company Ltd.(a)	1,040,910
236,500	Kokuyo Company Ltd.	1,385,625
		2,426,535
	LEISURE PRODUCTS - 0.8%
238,566	Dometic Group A.B.	1,026,683

	MACHINERY - 3.9%
30,400	Doosan Bobcat, Inc.	1,229,080

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	MACHINERY - 3.9% (Continued)
5,656,000	Lonking Holdings Ltd.	$ 2,320,051
87,400	OSG Corporation	1,475,875
		5,025,006
	METALS & MINING - 11.8%
11,048,400	Aneka Tambang Tbk	2,718,971
104,520	DPM Metals, Inc.	3,646,912
697,600	Perseus Mining Ltd.	2,687,101
72,161	Torex Gold Resources, Inc.	3,473,361
30,742	Valterra Platinum Limited	2,762,018
		15,288,363
	OIL & GAS PRODUCERS - 6.0%
49,800	APA Corporation	1,315,218
5,156,000	Dana Gas PJSC	1,311,550
672,500	Ithaca Energy PLC	1,698,460
46,000	Paramount Resources Ltd.	867,548
2,914,789	PTT Oil & Retail Business PCL	1,251,955
6,237,600	Star Petroleum Refining PCL	1,338,705
		7,783,436
	OIL & GAS SERVICES & EQUIPMENT - 2.4%
220,000	RPC, Inc.	1,463,000
11,400	Viridien(a)	1,725,365
		3,188,365
	REAL ESTATE OWNERS & DEVELOPERS - 2.3%
113,200	Japan Wool Textile Company Ltd. (The)	1,364,177
1,072,000	Sino Land Company Ltd.	1,613,251
		2,977,428
	REAL ESTATE SERVICES - 0.9%
267,200	Poly Property Services Company Ltd.	1,160,106

	RETAIL - CONSUMER STAPLES - 2.9%
82,500	Life Corporation	1,361,601
1,846,600	Puregold Price Club, Inc.	1,118,570
79,810	Tsuruha Holdings, Inc.	1,271,738
		3,751,909

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	RETAIL - DISCRETIONARY - 0.8%
2,717,000	Topsports International Holdings Ltd.	$ 985,082

	SEMICONDUCTORS - 1.1%
49,300	Cohu, Inc.(a)	1,407,022

	SOFTWARE - 1.2%
51,100	Justsystems Corporation	1,578,295

	SPECIALTY FINANCE - 1.0%
18,300	Bread Financial Holdings, Inc.	1,327,482

	STEEL - 2.1%
33,700	Aperam S.A.	1,450,803
132,000	Maruichi Steel Tube Ltd.	1,307,955
		2,758,758
	TECHNOLOGY HARDWARE - 2.9%
7,415	LG Innotek Company Ltd.	1,250,366
132,800	Mabuchi Motor Company Ltd.	1,247,494
162,700	VTech Holdings Ltd.	1,267,015
		3,764,875
	TECHNOLOGY SERVICES - 3.2%
9,900	Samsung SDS Company Ltd.	1,178,917
460,976	Serco Group PLC(a)	1,892,730
51,952	TietoEVRY OYJ(a)	1,128,340
		4,199,987
	TELECOMMUNICATIONS - 1.3%
180,184	Vodacom Group Ltd.	1,662,027

	TOBACCO & CANNABIS - 2.0%
1,288,800	Gudang Garam Tbk P.T.	1,201,756
28,025,000	Hanjaya Mandala Sampoerna Tbk P.T.	1,367,246
		2,569,002
	TRANSPORTATION & LOGISTICS - 2.3%
98,700	DHT Holdings, Inc.	1,414,371

CONDUCTOR GLOBAL EQUITY VALUE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 96.4% (Continued)
	TRANSPORTATION & LOGISTICS - 2.3% (Continued)
102,900	Promotora y Operadora de Infraestructura S.A.B. de C.V.	$ 1,610,665
		3,025,036
	WHOLESALE - CONSUMER STAPLES - 2.2%
12,500	Bunge Global S.A.	1,423,500
33,100	Kato Sangyo Company Ltd.	1,393,194
		2,816,694

	TOTAL COMMON STOCKS (Cost $86,176,857)	125,037,168

	TOTAL INVESTMENTS - 96.4% (Cost $86,176,857)	$ 125,037,168
	OTHER ASSETS IN EXCESS OF LIABILITIES- 3.6%	4,670,687
	NET ASSETS - 100.0%	$ 129,707,855

ADR	- American Depositary Receipt
Ltd.	- Limited Company
NV	- Naamioze Vennootschap
OYJ	- Julkinen osakeyhtiö
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
S/A	- Société Anonyme

(a)	Non-income producing security.